OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSE
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2018

Government authorities	$5,202	$6,573
Deferred charges and prepaid expenses	4,417	3,186
Financial institutions	5,543	-
Deposits receivable	481	367
Advances to suppliers	467	812
Hedging asset	451	5
Other	491	1,192

	$17,052	$12,135